Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Net revenue	$ 3,195	$ 1,620	$ 2,331	$ 2,173	$ 1,317	$ 1,170	$ 0	$ 0
Gross profit on net revenue	2,536	1,303	1,886	1,751	967	869	0	0
Net loss	$ (7,506)	$ (6,173)	$ (19,941)	$ (2,536)	$ (48,501)	$ (9,287)	$ (9,597)	$ (9,293)	$ (36,606)	$ (76,678)	$ (34,969)
Net loss per share (usd per share)	$ (0.06)	$ (0.05)	$ (0.17)	$ (0.02)	$ (0.46)	$ (0.11)	$ (0.11)	$ (0.11)